Borrowings - Schedule of borrowings (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Non-current
Non-current portion of non-current notes and debentures issued	$ 496,118,000	$ 495,707,000
Non-current	718,484,000	663,060,000	[1]	$ 430,304,000	[1]
Current
Current notes and debentures issued and current portion of non-current notes and debentures issued	8,250,000	8,250,000
Current	143,632,000	154,898,000	[1]	205,092,000	[1]
Borrowings	862,116,000	817,958,000		$ 635,396,000
Collateralized liabilities	87,738	136,322
Bank overdrafts
Current
Current	2,320,000	6,214,000
Bank borrowings
Non-current
Non-current	221,971,000	167,315,000
Current
Current	132,862,000	140,367,000
Obligations under finance leases
Non-current
Non-current	395,000	38,000
Current
Current	$ 200,000	$ 67,000

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.